UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         September 30, 2006


Check here if Amendment [ ]; Amendment Number: ____
    This Amendment (Check only one.):     [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Dune Capital Management LP
Address:        623 Fifth Avenue, 30th Floor
                New York, New York 10022

Form 13F File Number:  28-11632

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Joshua P. Eaton
Title:          General Counsel
Phone:          (212) 301-8303

Signature, Place, and Date of Signing:

/s/      Joshua P. Eaton           New York, New York      November 13, 2006
-----------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:            11
Form 13F Information Table Value Total:            $243,085
                                                   (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE




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
                                                      Form 13F INFORMATION TABLE

       COLUMN 1            COLUMN 2       COLUMN 3  COLUMN 4           COLUMN 5         COLUMN 6     COLUMN 7       COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
    NAME OF ISSUER      TITLE OF CLASS     CUSIP     VALUE   SHRS OR PRN   SH/   PUT/  INVESTMENT     OTHER     VOTING AUTHORITY
                                                    (x$1000)       AMT     PRN   CALL  DISCRETION   MANAGERS   SOLE    SHARED  NONE

ACCO BRANDS CORP             COM      00081T108     26,957    1,211,000   SH            SOLE                 1,211,000
AFFORDABLE RESIDENTIAL
CMTYS                        COM      008273104      1,514      156,200   SH            SOLE                   156,200
CLEAR CHANNEL
COMMUNICATIONS               COM      184502102     14,425      500,000   SH            SOLE                   500,000

EXPRESSJET HOLDINGS INC      CL A     30218U108      9,915    1,500,000   SH            SOLE                 1,500,000

GRACE W R & CO DEL NEW       COM      38388F108     42,232    3,184,931   SH            SOLE                 3,184,931

PHH CORP                     COM      693320202     40,094    1,463,300   SH            SOLE                 1,463,300

REALOGY CORP                 COM      75605E100     37,937    1,672,725   SH            SOLE                 1,672,725

SEARS HLDGS CORP             COM      812350106     39,523      250,000   SH            SOLE                   250,000

U S G CORP                   COM      903293405      4,704      100,000   SH            SOLE                   100,000

VIACOM INC NEW               CL B     92553P201     20,449      550,000   SH            SOLE                   550,000

WALTER INDS INC              COM      93317Q105      5,335      125,000   SH            SOLE                   125,000